Condensed Consolidated Statement of Stockholders' Equity - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series B [Member]	Preferred Stock Series C [Member]	Preferred Stock Series D [Member]	Preferred Stock Series E [Member]	Preferred Stock Series F [Member]	Preferred Stock Series G [Member]	Preferred Stock Series H [Member]	Preferred Stock Series I [Member]	Preferred Stock Series J [Member]	Preferred Stock Series K [Member]	Preferred Stock Series L [Member]	Common Stock [Member]	Additional Paid In-Capital [Member]	Accumulated Deficit [Member]	Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2017			$ 12	$ 19	$ 34	$ 2	$ 35				$ 8		$ 6	$ 10,400,565	$ (8,540,716)	$ (399)	$ 1,859,566
Balance, shares at Dec. 31, 2017		222	127,578	192,807	344,947	23,333	346,840	916	3,274	2,980	77,124		62,435
Issuance common stock for options exercised, shares
Stock based compensation														47,422			$ 47,422
Sale of Preferred Stock Series J														200,000			200,000
Sale of Preferred Stock Series J, shares										1,333
Sale of Preferred Stock Series L														300,000			300,000
Sale of Preferred Stock Series L, shares												2,000
Imputed interest expense related to related party note payable issued for recapitalization														110			110
Comprehensive income (loss)																(5,773)	(5,773)
Stock-based compensation in connection with options granted														219,518			219,518
Net Income (loss)															(1,194,706)		(1,194,706)
Balance at Dec. 31, 2018			$ 12	$ 19	$ 34	$ 2	$ 35				$ 8		$ 6	11,120,193	(9,735,422)	(6,172)	1,378,715
Balance, shares at Dec. 31, 2018		222	127,578	192,807	344,947	23,333	346,840	916	3,274	4,313	77,124	2,000	62,435
Beneficial conversion feature of convertible debt														805,000			805,000
Beneficial conversion feature of convertible debt, shares
Common issued for post-split adjustments
Common issued for post-split adjustments, shares													1,687
Preferred shares converted to note payable			$ (12)	$ (15)			$ (35)				$ (7)			(168,202)			(168,271)
Preferred shares converted to note payable, shares			(123,526)	(147,577)			(346,840)	(916)	(3,274)	(4,296)	(70,571)	(2,000)
Preferred shares converted to common				$ (4)	$ (34)	$ (2)					$ (1)		$ 4	36
Preferred shares converted to common, shares		(222)	(4,052)	(45,230)	(344,947)	(23,333)				(17)	(6,553)		35,473
Issuance common stock for options exercised													$ 2	(2)
Issuance common stock for options exercised, shares													21,621
Comprehensive income (loss)																(893)	(893)
Net Income (loss)															(996,194)		(996,194)
Balance at Sep. 30, 2019													$ 12	11,757,027	(10,731,617)	(7,065)	1,018,357
Balance, shares at Sep. 30, 2019													121,216
Balance at Dec. 31, 2018			$ 12	$ 19	$ 34	$ 2	$ 35				$ 8		$ 6	11,120,193	(9,735,422)	(6,172)	1,378,715
Balance, shares at Dec. 31, 2018		222	127,578	192,807	344,947	23,333	346,840	916	3,274	4,313	77,124	2,000	62,435
Beneficial conversion feature of convertible debt														805,000			805,000
Common issued for post-split adjustments
Preferred shares converted to note payable			$ (12)	$ (15)		$ (2)	$ (35)				$ (7)			(168,199)			(168,270)
Preferred shares converted to note payable, shares		(222)	(123,526)	(147,577)		(23,333)	(346,840)	(916)	3,274	(4,296)	(70,571)	(2,000)
Preferred shares converted to common				$ (4)	$ (34)						$ (1)		$ 4	35
Preferred shares converted to common, shares			(4,052)	(45,230)	(344,947)					(17)	(6,533)		35,942
Issuance common stock for options exercised													$ 2	(2)
Issuance common stock for options exercised, shares													21,619				40,000
Comprehensive income (loss)																4,020	$ 4,020
Net Income (loss)															(1,379,756)		(1,379,756)
Balance at Dec. 31, 2019													$ 12	11,757,027	(11,115,178)	(2,152)	639,709
Balance, shares at Dec. 31, 2019													121,216
Balance at Jun. 30, 2019													$ 12	11,757,027	(10,430,670)	(6,571)	1,319,798
Balance, shares at Jun. 30, 2019					2,256				33			667	117,683
Beneficial conversion feature of convertible debt
Beneficial conversion feature of convertible debt, shares													1,687
Preferred shares converted to note payable
Preferred shares converted to note payable, shares									(33)			(667)
Preferred shares converted to common
Preferred shares converted to common, shares					(2,256)								1,840
Comprehensive income (loss)																(494)	(494)
Net Income (loss)															(300,947)		(300,947)
Balance at Sep. 30, 2019													$ 12	11,757,027	(10,731,617)	(7,065)	1,018,357
Balance, shares at Sep. 30, 2019													121,216
Balance at Dec. 31, 2019													$ 12	11,757,027	(11,115,178)	(2,152)	639,709
Balance, shares at Dec. 31, 2019													121,216
Beneficial conversion feature of convertible debt														898,918			898,918
Beneficial conversion feature of convertible debt, shares
Issuance common stock from convertible debt													$ 298	585,291			585,589
Issuance common stock from convertible debt, shares													2,988,283
Issuance common stock for options exercised													$ 43	$ 32,957			$ 33,000
Issuance common stock for options exercised, shares													429,800				531,000
Fair value of options granted														$ 130,400			$ 130,400
Stock based compensation													$ 3	62,748			62,750
Stock based compensation, shares													25,000
Comprehensive income (loss)																(19,840)	(19,840)
Net Income (loss)															(1,358,745)		(1,358,745)
Balance at Sep. 30, 2020													$ 356	13,467,340	(12,473,923)	(21,992)	971,781
Balance, shares at Sep. 30, 2020													3,564,299
Balance at Jun. 30, 2020													$ 25	11,771,769	(11,373,472)	(11,018)	387,304
Balance, shares at Jun. 30, 2020													255,329
Beneficial conversion feature of convertible debt														898,918			898,918
Beneficial conversion feature of convertible debt, shares
Issuance common stock from convertible debt													$ 285	570,549			570,834
Issuance common stock from convertible debt, shares													2,854,170
Issuance common stock for options exercised													$ 43	32,957			33,000
Issuance common stock for options exercised, shares													429,800
Fair value of options granted														130,400			130,400
Stock based compensation													$ 3	62,748			62,750
Stock based compensation, shares													25,000
Comprehensive income (loss)																(10,974)	(10,974)
Net Income (loss)															(1,100,541)		(1,100,451)
Balance at Sep. 30, 2020													$ 356	$ 13,467,340	$ (12,473,923)	$ (21,992)	$ 971,781
Balance, shares at Sep. 30, 2020													3,564,299